Share capital and capital surplus (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 19, 2019 $ / shares	Jun. 27, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	131,356,980	131,356,980	131,356,980
Share capital | $	$ 91	$ 91
Number of warrants exercised		0
Number of shares outstanding	26,875,000	26,875,000	26,875,000
Number of additional shares issued on exercise of warrants	26,875,000
Minimum
Disclosure of classes of share capital [line items]
Subscription price adjustment period, date of completion of business combination		30 days
Maximum
Disclosure of classes of share capital [line items]
Subscription price adjustment period, date of completion of business combination		5 years
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	131,356,980	131,356,980	131,356,980
Share capital | ¥			¥ 91
Subscription price | $ / shares		$ 11.50
Number of shares outstanding	131,356,980	131,356,980	131,356,980
Warrants
Disclosure of classes of share capital [line items]
Number of shares for each warrant		0
Public warrants
Disclosure of classes of share capital [line items]
Shares issued	14,375,000	14,375,000	14,375,000
Fair value of warrants | $ / shares				$ 0.00
Private placement warrants
Disclosure of classes of share capital [line items]
Shares issued	7,750,000	7,750,000	7,750,000
Fair value of warrants | $ / shares				0.00
Forward purchase warrants
Disclosure of classes of share capital [line items]
Shares issued					4,750,000
Fair value of warrants | $ / shares				$ 2.56